Goodwill And Other Intangible Assets (Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,090,847	$ 1,096,502
Intangible assets, Accumulated Amortization	306,207	240,377
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	25,868	27,869
Intangible assets, Accumulated Amortization	17,738	17,057
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	123,192	123,713
Intangible assets, Accumulated Amortization	25,628	19,351
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	941,787	944,920
Intangible assets, Accumulated Amortization	$ 262,841	$ 203,969